Leases - Lessor: Net Investment in Leases (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Net Investment in Leases [Line Items]
Reduction in lease receivables	¥ 28,532
Maximum [Member]
Net Investment in Leases [Line Items]
Lessee operating lease term of contract	11 years